Organization and Basis of Presentation - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss		¥ (313,959)	$ (49,268)	¥ (87,619)	¥ (48,545)
EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Variable interest entity ownership percentage		0.00%	0.00%
Variable Interest Entity, Primary Beneficiary [Member] | Revenue Benchmark [Member] | Revenue From Variable Interest Entity And Its Subsidiaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Concentration risk, percentage		0.40%	0.40%	19.60%	25.00%
EHang GZ [member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Variable interest entity ownership percentage	51.00%
EHang intelligent [member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Variable interest entity ownership percentage	49.00%
Exclusive Consulting And Service Agreement [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Percentage of consolidated net profits agreed to pay as a service fee		100.00%	100.00%
Nominee Shareholder [Member] | EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Interest-free loans granted, aggregate amount		¥ 60,000
Consulting and service agreement term		The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option	The Exclusive Consulting and Service Agreement is valid for 10 years and renewable at the WFOE’s option
Variable Interest Entity and Its Subsidaries [Member]
Organization Consolidation Basis Of Presentation Business Description And Accounting Policies [Line Items]
Net loss		¥ 36,371	$ 5,707	¥ 507	¥ 25,934